THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 80.0%

	Shares	Value
Australia — 0.2%
Energy — 0.0%
Boss Energy *	14,990	$16,503
Paladin Energy *	8,437	33,042
		49,545
Information Technology — 0.2%
WiseTech Global	1,346	101,946
Xero *	843	97,080
		199,026
Total Australia		248,571
Belgium — 0.1%
Health Care — 0.1%
UCB	662	142,234
Brazil — 0.2%
Communication Services — 0.1%
TIM	41,406	152,549
Consumer Discretionary — 0.1%
MercadoLibre *	30	71,217
Industrials — 0.0%
Rumo	11,463	33,962
Total Brazil		257,728
Canada — 0.3%
Energy — 0.2%
Cameco	598	44,897
Denison Mines *	24,312	50,007
Energy Fuels *	7,912	71,777
NexGen Energy *	6,448	43,278
		209,959
Information Technology — 0.1%
Shopify, Cl A *	1,400	171,094
Total Canada		381,053
China — 1.5%
Consumer Discretionary — 0.7%
Alibaba Group Holding	55,286	831,213
BYD, Cl A	300	4,363
Gree Electric Appliances of Zhuhai, Cl A	4,400	27,877
SAIC Motor, Cl A	4,200	10,004

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — continued
Consumer Discretionary — continued
Sailun Group, Cl A	5,300	$9,475
Weifu High-Technology Group, Cl A	8,100	21,677
		904,609
Consumer Staples — 0.1%
Fujian Sunner Development, Cl A	10,500	23,251
Guangdong Haid Group, Cl A	4,200	32,945
Inner Mongolia Yili Industrial Group, Cl A	5,700	21,698
Kweichow Moutai, Cl A	100	19,729
Wellhope Foods, Cl A	10,100	11,973
Yifeng Pharmacy Chain, Cl A	2,700	8,880
		118,476
Financials — 0.2%
Agricultural Bank of China, Cl A	44,800	39,220
China Minsheng Banking, Cl A	30,200	20,510
Industrial & Commercial Bank of China, Cl A	26,200	27,527
Industrial Bank, Cl A	12,700	39,915
Ping An Insurance Group of China, Cl A	1,700	13,846
		141,018
Health Care — 0.1%
Guangxi LiuYao Group, Cl A	4,000	10,022
Huadong Medicine, Cl A	5,100	31,430
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	24,473
		65,925
Industrials — 0.3%
Beijing Career International, Cl A	5,000	24,824
China State Construction Engineering, Cl A	39,800	31,278
Contemporary Amperex Technology, Cl A	1,100	40,273
Guangxi Liugong Machinery, Cl A	9,800	14,570
Han’s Laser Technology Industry Group, Cl A	5,100	19,082
Nantong Jianghai Capacitor, Cl A	4,200	13,887
Ningbo Orient Wires & Cables, Cl A	1,300	8,552
Sieyuan Electric, Cl A	2,200	23,821
Sungrow Power Supply, Cl A	10,963	109,431
Sunwoda Electronic, Cl A	4,800	14,316
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	9,039
YTO Express Group, Cl A	12,200	24,946
Yutong Bus, Cl A	10,900	37,722

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — continued
Industrials — continued
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	$15,389
		387,130
Information Technology — 0.1%
Huaqin Technology, Cl A	1,200	13,693
LONGi Green Energy Technology, Cl A *	6,700	14,650
Luxshare Precision Industry, Cl A	5,300	26,821
Zhejiang Dahua Technology, Cl A	6,400	14,433
Zhongji Innolight, Cl A	1,400	41,984
		111,581
Materials — 0.0%
Anhui Conch Cement, Cl A	5,800	18,973
Baoshan Iron & Steel, Cl A	23,500	23,958
Wanhua Chemical Group, Cl A	1,600	13,828
		56,759
Real Estate — 0.0%
China Vanke, Cl A *	9,500	8,490
Utilities — 0.0%
SDIC Power Holdings, Cl A	2,000	4,378
Total China		1,798,366
Denmark — 0.2%
Health Care — 0.1%
Novo Nordisk, Cl B	2,733	127,106
Industrials — 0.1%
DSV	165	36,974
Vestas Wind Systems	2,032	37,101
		74,075
Total Denmark		201,181
Finland — 0.1%
Financials — 0.0%
Nordea Bank Abp	1,154	16,839
Industrials — 0.0%
Kone, Cl B	281	17,256

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Finland — continued
Utilities — 0.1%
Fortum	2,385	$43,754
Total Finland		77,849
France — 2.0%
Consumer Discretionary — 0.1%
LVMH Moet Hennessy Louis Vuitton	287	154,065
Consumer Staples — 0.2%
L’Oreal	532	235,401
Financials — 0.0%
AXA	643	31,230
BNP Paribas	372	33,919
Societe Generale	262	16,723
		81,872
Health Care — 0.2%
Sanofi	2,111	189,506
Industrials — 1.3%
Airbus	1,091	219,351
Alstom *	977	22,917
Cie de Saint-Gobain	1,920	220,257
Dassault Aviation	52	16,191
Eiffage	177	23,760
Legrand	2,691	397,479
Nexans	324	46,566
Rexel	547	16,533
Safran	678	223,572
Schneider Electric	684	177,015
Thales	287	77,201
Vinci	1,006	139,742
		1,580,584
Information Technology — 0.1%
Capgemini	120	17,865
STMicroelectronics	1,913	48,617
		66,482
Materials — 0.1%
Air Liquide	669	131,617
Total France		2,439,527
Germany — 3.0%
Communication Services — 0.2%
CTS Eventim & KGaA	378	42,686

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Communication Services — continued
Deutsche Telekom	3,357	$120,402
Freenet	1,551	50,303
Scout24	574	76,710
United Internet	750	21,497
		311,598
Consumer Discretionary — 0.1%
Zalando *	1,886	54,992
Consumer Staples — 0.0%
Redcare Pharmacy *	275	30,440
Financials — 0.6%
Allianz	406	160,442
Commerzbank	5,161	188,201
Deutsche Bank	6,019	198,245
Deutsche Boerse	68	19,678
DWS Group GmbH & KGaA	273	16,348
flatexDEGIRO	1,444	43,642
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	206	134,862
		761,418
Health Care — 0.0%
Carl Zeiss Meditec	555	30,604
Industrials — 1.2%
Brenntag	738	45,785
Daimler Truck Holding	1,070	52,051
Deutsche Lufthansa	10,873	93,234
Deutsche Post	2,864	128,324
Fraport Frankfurt Airport Services Worldwide *	782	58,193
GEA Group	285	20,472
Hensoldt	611	66,967
MTU Aero Engines	147	63,410
Nordex *	884	21,699
Rational	27	20,843
RENK Group	384	29,809
Rheinmetall	182	360,269
Siemens	746	190,009
Siemens Energy *	785	90,886
		1,241,951
Information Technology — 0.4%
Bechtle	960	41,668

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Information Technology — continued
Infineon Technologies	1,539	$60,457
SAP	1,522	435,225
		537,350
Materials — 0.1%
BASF	510	24,995
Heidelberg Materials	207	47,754
thyssenkrupp	7,656	88,620
		161,369
Real Estate — 0.2%
Aroundtown *	7,406	26,707
LEG Immobilien	1,322	104,932
TAG Immobilien	2,464	39,616
Vonovia	4,087	126,843
		298,098
Utilities — 0.2%
E.ON	7,886	143,866
RWE	3,285	134,768
		278,634
Total Germany		3,706,454
Greece — 0.2%
Consumer Discretionary — 0.1%
JUMBO	2,441	82,334
Financials — 0.1%
Piraeus Financial Holdings	17,113	131,590
Total Greece		213,924
Hong Kong — 4.0%
Communication Services — 2.1%
Baidu, Cl A *	27,700	303,075
Bilibili, Cl Z *	8,720	199,505
China Literature *	15,200	59,734
Cloud Music *	1,750	56,701
Kingsoft	35,000	159,154
Kuaishou Technology, Cl B *	35,100	342,718
NetEase	13,700	358,149
Tencent Holdings	15,778	1,104,653
		2,583,689
Consumer Discretionary — 1.1%
Geely Automobile Holdings	34,343	77,032

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Hong Kong — continued
Consumer Discretionary — continued
JD.com, Cl A	13,200	$208,058
Meituan, Cl B *	28,534	440,210
Tongcheng Travel Holdings	46,800	117,264
Trip.com Group	6,197	384,725
		1,227,289
Consumer Staples — 0.3%
Alibaba Health Information Technology *	162,000	100,462
East Buy Holding *	18,500	51,736
JD Health International *	37,950	242,669
		394,867
Financials — 0.3%
China Construction Bank, Cl H	180,099	184,206
China Everbright Bank, Cl H	69,000	32,424
Guotai Junan Securities, Cl H	5,000	10,794
Ping An Insurance Group of China, Cl H	10,667	73,233
ZhongAn Online P&C Insurance, Cl H *	28,400	72,679
		373,336
Industrials — 0.0%
China Railway Group, Cl H	21,000	10,566
Information Technology — 0.2%
China Railway Signal & Communication, Cl H	53,000	23,170
Lenovo Group	81,304	104,252
Xiaomi, Cl B *	18,587	125,052
		252,474
Total Hong Kong		4,842,221
Hungary — 0.2%
Financials — 0.1%
OTP Bank Nyrt	1,575	127,805
Health Care — 0.1%
Richter Gedeon Nyrt	2,892	86,725
Total Hungary		214,530
India — 2.4%
Consumer Discretionary — 0.2%
Indian Hotels, Cl A	13,625	114,601
Mahindra & Mahindra	2,021	73,622
		188,223
Consumer Staples — 0.1%
Chaman Lal Setia Exports	2,800	10,177

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — continued
Consumer Staples — continued
Dodla Dairy	2,270	$32,845
Emami	13,100	89,473
Hindustan Unilever	1,684	48,364
Honasa Consumer *	6,582	20,381
		201,240
Energy — 0.2%
Reliance Industries	5,479	86,527
Waaree Energies *	2,400	81,448
		167,975
Financials — 1.3%
Bajaj Finance	6,900	69,051
Bank of Baroda	90,166	243,636
Bank of India	76,700	97,027
General Insurance Corp of India	7,000	31,141
HDFC Bank	15,378	352,899
ICICI Bank	10,156	171,020
ICICI Bank ADR	3,500	117,950
Indian Bank	27,900	197,257
Indian Energy Exchange	8,000	12,288
Punjab National Bank	46,400	55,492
Union Bank of India	68,500	101,730
		1,449,491
Health Care — 0.1%
Caplin Point Laboratories	1,700	39,808
Gland Pharma	2,450	57,439
Granules India	1,800	9,701
Orchid Pharma *	550	4,601
Sun Pharmaceutical Industries	1,650	32,043
Zydus Lifesciences	4,000	44,051
		187,643
Industrials — 0.2%
AIA Engineering	1,016	36,291
Amara Raja Energy & Mobility	7,381	80,839
Bharat Electronics	12,300	53,435
CMS Info Systems	5,400	28,174
eClerx Services	400	17,133
Elecon Engineering	5,200	33,719
InterGlobe Aviation *	200	13,422
KSB	2,800	26,753

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — continued
Industrials — continued
Polycab India	1,100	$85,249
Shakti Pumps India	2,300	23,255
Transformers & Rectifiers India	6,500	37,629
Updater Services *	2,300	7,564
		443,463
Information Technology — 0.2%
PG Electroplast	6,800	62,575
Tata Consultancy Services	1,900	65,524
		128,099
Materials — 0.1%
Dhanuka Agritech	600	13,027
GHCL	2,000	13,559
National Aluminium	45,400	95,231
Shree Cement	150	52,582
		174,399
Utilities — 0.0%
NHPC	31,500	29,727
Total India		2,970,260
Indonesia — 0.1%
Financials — 0.1%
Bank Central Asia	157,649	79,013
Ireland — 0.2%
Consumer Staples — 0.2%
Kerry Group, Cl A	2,309	213,283
Italy — 0.2%
Financials — 0.0%
Intesa Sanpaolo	5,495	33,109
UniCredit	503	37,008
		70,117
Industrials — 0.2%
Iveco Group	1,221	25,238
Leonardo	1,289	69,481

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Italy — continued
Industrials — continued
Prysmian	821	$65,568
		160,287
Total Italy		230,404
Japan — 8.6%
Communication Services — 0.3%
Nippon Telegraph & Telephone	287,200	290,032
SKY Perfect JSAT Holdings	11,000	104,173
		394,205
Consumer Discretionary — 0.7%
Asics	900	21,158
Pan Pacific International Holdings	4,600	153,899
Saizeriya	1,600	56,131
Sony Group	14,500	348,773
Suzuki Motor	11,300	124,160
Toyota Motor	15,800	281,044
Treasure Factory	5,000	57,486
Yonex	1,300	25,526
		1,068,177
Consumer Staples — 0.6%
Ajinomoto	7,100	187,841
Fuji Oil Holdings	5,000	94,086
Kobe Bussan	3,400	90,540
Morinaga Milk Industry	4,500	97,862
Rohto Pharmaceutical	3,600	51,387
Toyo Suisan Kaisha	1,700	108,611
		630,327
Financials — 2.8%
Chiba Bank	15,500	144,471
Concordia Financial Group	43,000	285,143
Dai-ichi Life Holdings	51,900	410,642
Japan Post Bank	23,600	263,407
Japan Post Insurance	6,600	168,990
M&A Capital Partners	3,900	76,008
Mitsubishi UFJ Financial Group	42,500	585,768
Mizuho Financial Group	9,600	281,584
Rakuten Bank *	3,600	167,694
Resona Holdings	26,600	242,167
Shizuoka Financial Group	11,900	140,755
Sumitomo Mitsui Financial Group	19,100	481,828

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Financials — continued
Sumitomo Mitsui Trust Holdings	7,600	$199,232
T&D Holdings	7,200	175,815
		3,623,504
Health Care — 0.5%
Chugai Pharmaceutical	6,181	296,298
Hoya	600	75,698
JCR Pharmaceuticals	6,600	24,701
JMDC	2,700	69,767
Sawai Group Holdings	4,600	59,048
		525,512
Industrials — 1.5%
Fuji Electric	1,200	59,662
Fujikura	700	47,518
GS Yuasa	6,400	114,856
Hitachi	23,093	706,661
Insource	12,100	73,033
ITOCHU	5,900	309,470
Kanematsu	3,000	56,364
MINEBEA MITSUMI	6,000	94,430
Mitsubishi Heavy Industries	1,700	40,590
Raito Kogyo	2,500	51,655
Takasago Thermal Engineering	3,700	179,526
Tokyu	8,400	94,556
		1,828,321
Information Technology — 1.7%
Advantest	2,700	179,548
FUJIFILM Holdings	6,200	128,602
Fujitsu	3,000	65,352
Keyence	1,068	386,329
Meiko Electronics	2,100	102,907
Micronics Japan	2,800	102,013
NEC	9,500	272,801
NTT Data Group	2,300	59,979
Obic	2,600	92,567
Oracle Japan	800	86,516
Tokyo Electron	400	63,592
Trend Micro	3,900	237,816
		1,778,022

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Materials — 0.4%
Mitsubishi Gas Chemical	6,900	$119,199
Oji Holdings	14,300	69,696
Osaka Soda	9,500	115,690
Shin-Etsu Chemical	5,300	152,518
		457,103
Real Estate — 0.1%
Mitsui Fudosan	18,100	161,783
Total Japan		10,466,954
Mexico — 0.2%
Consumer Staples — 0.0%
Arca Continental	6,226	64,910
Financials — 0.1%
Gentera	39,679	89,980
Materials — 0.1%
Grupo Mexico, Cl B	10,449	65,186
Total Mexico		220,076
Netherlands — 0.7%
Financials — 0.0%
Adyen *	8	13,721
ING Groep	1,131	26,358
		40,079
Health Care — 0.2%
Argenx ADR *	321	215,176
Industrials — 0.0%
InPost *	3,053	43,849
Wolters Kluwer	193	30,062
		73,911
Information Technology — 0.5%
ASM International	379	183,458
ASML Holding	432	299,408
BE Semiconductor Industries	390	52,694
		535,560
Total Netherlands		864,726
Norway — 0.0%
Industrials — 0.0%
Kongsberg Gruppen	2,315	69,179

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Portugal — 0.1%
Energy — 0.1%
Galp Energia SGPS	4,308	$82,262
South Africa — 0.1%
Financials — 0.1%
FirstRand	17,079	72,527
South Korea — 0.7%
Financials — 0.1%
Woori Financial Group	7,948	141,023
Industrials — 0.1%
Doosan Enerbility *	959	44,928
HD Hyundai Electric	165	58,717
KEPCO Engineering & Construction	603	39,828
		143,473
Information Technology — 0.5%
Samsung Electronics	4,321	220,215
SK Hynix	1,723	333,945
		554,160
Total South Korea		838,656
Spain — 0.1%
Financials — 0.1%
Banco Bilbao Vizcaya Argentaria	2,117	35,308
Banco Santander	5,475	47,035
		82,343
Industrials — 0.0%
Aena SME	600	16,157
Ferrovial	387	19,839
		35,996
Utilities — 0.0%
Endesa	1,383	40,009
Total Spain		158,348
Sweden — 0.2%
Financials — 0.0%
Investor, Cl B	639	18,518
Industrials — 0.2%
Assa Abloy, Cl B	829	27,432
Atlas Copco, Cl A	3,484	53,056
Atlas Copco, Cl B	1,280	17,322

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Sweden — continued
Industrials — continued
Saab, Cl B	1,514	$82,352
Sandvik	1,718	41,919
SKF, Cl B	908	21,149
Trelleborg, Cl B	382	13,880
Volvo, Cl B	1,336	38,370
		295,480
Total Sweden		313,998
Switzerland — 1.1%
Consumer Staples — 0.2%
Nestle	2,419	211,365
Financials — 0.0%
Swiss Re	108	19,332
UBS Group	1,209	44,931
Zurich Insurance Group	53	36,152
		100,415
Health Care — 0.5%
Lonza Group	150	104,546
Novartis	2,197	250,210
Roche Holding	756	235,927
		590,683
Industrials — 0.4%
ABB	4,639	302,918
Geberit	56	42,902
VAT Group	135	47,275
		393,095
Materials — 0.0%
Amrize *	200	10,110
Holcim	200	15,950
		26,060
Total Switzerland		1,321,618
Taiwan — 1.2%
Information Technology — 1.2%
Accton Technology	4,000	118,137
Asustek Computer	1,832	40,215
Hon Hai Precision Industry	21,605	127,048
Largan Precision	1,083	84,943
MediaTek	3,906	176,881
Taiwan Semiconductor Manufacturing	19,680	757,666

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Information Technology — continued
Wiwynn	2,000	$182,533
		1,487,423
Total Taiwan		1,487,423
Turkey — 0.0%
Financials — 0.0%
Akbank	14,017	23,240
United Kingdom — 2.0%
Consumer Discretionary — 0.1%
Coats Group	32,141	31,349
Compass Group	3,014	105,911
		137,260
Energy — 0.0%
Yellow Cake *	6,148	39,643
Financials — 0.1%
3i Group	351	19,179
Barclays	5,319	26,000
HSBC Holdings	6,518	79,409
Lloyds Banking Group	21,785	22,339
London Stock Exchange Group	177	21,575
NatWest Group	2,790	19,367
		187,869
Health Care — 0.5%
AstraZeneca	1,648	240,430
GSK	13,304	244,715
Hikma Pharmaceuticals	3,652	94,395
		579,540
Industrials — 1.1%
Ashtead Group	365	24,386
BAE Systems	8,179	195,157
Experian	740	38,991
Melrose Industries	3,677	24,826
RELX	1,504	78,150
RELX ADR	2,578	133,772
Rolls-Royce Holdings	17,249	244,816
Spirax Group	1,157	96,689
Weir Group	12,535	440,368
		1,277,155

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Information Technology — 0.2%
ARM Holdings ADR *	594	$83,977
Sage Group	5,689	91,347
		175,324
Total United Kingdom		2,396,791
United States — 50.1%
Communication Services — 3.4%
Alphabet, Cl A	9,260	1,776,994
AT&T	2,021	55,396
Comcast, Cl A	5,346	177,647
Electronic Arts	349	53,219
Fox, Cl A	2,460	137,170
Match Group	821	28,136
Meta Platforms, Cl A	2,133	1,649,747
Omnicom Group	1,476	106,346
Pinterest, Cl A *	2,163	83,492
Spotify Technology *	80	50,123
Verizon Communications	1,292	55,246
		4,173,516
Consumer Discretionary — 3.9%
Airbnb, Cl A *	988	130,821
Amazon.com *	6,563	1,536,464
Aramark	3,618	153,982
Booking Holdings	20	110,081
Darden Restaurants	133	26,822
Deckers Outdoor *	790	83,874
DoorDash, Cl A *	348	87,087
DR Horton	731	104,416
eBay	683	62,665
Etsy *	442	25,755
Expedia Group	1,027	185,086
Grand Canyon Education *	163	27,487
H&R Block	496	26,953
Hilton Worldwide Holdings	202	54,152
Home Depot	603	221,608
Las Vegas Sands	2,866	150,178
Lowe's	1,116	249,504
Lululemon Athletica *	246	49,330
Marriott International, Cl A	204	53,821
McDonald's	464	139,233

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Discretionary — continued
NIKE, Cl B	1,107	$82,682
NVR *	10	75,495
O'Reilly Automotive *	584	57,419
Pool	90	27,733
PulteGroup	1,154	130,310
Ralph Lauren, Cl A	96	28,680
Ross Stores	411	56,118
Starbucks	870	77,569
Tapestry	785	84,804
Tesla *	1,672	515,428
TJX	663	82,563
Williams-Sonoma	156	29,180
Yum! Brands	374	53,912
		4,781,212
Consumer Staples — 0.9%
Altria Group	930	57,604
Church & Dwight	283	26,537
Clorox	215	26,995
Colgate-Palmolive	628	52,658
Costco Wholesale	263	247,125
Ingredion	207	27,229
Kimberly-Clark	432	53,836
Monster Beverage *	925	54,344
Philip Morris International	493	80,876
Procter & Gamble	1,231	185,229
Walmart	2,791	273,462
		1,085,895
Energy — 0.5%
Centrus Energy, Cl A *	262	56,435
Chevron	737	111,759
ConocoPhillips	596	56,823
Coterra Energy	1,174	28,634
EOG Resources	469	56,289
Exxon Mobil	2,294	256,102
Uranium Energy *	6,735	58,392
		624,434
Financials — 6.4%
Aflac	541	53,754
Allstate	141	28,658

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Ameriprise Financial	104	$53,892
Aon, Cl A	157	55,846
Apollo Global Management	1,241	180,342
Arch Capital Group	312	26,851
Ares Management, Cl A	686	127,274
Arthur J Gallagher	178	51,130
Bank of America	14,729	696,240
Berkshire Hathaway, Cl B *	578	272,747
BlackRock Funding	101	111,707
Blackstone	2,610	451,426
Blue Owl Capital, Cl A	3,300	63,855
Brookfield	3,510	235,345
Brown & Brown	537	49,066
Carlyle Group	767	46,526
Cboe Global Markets	117	28,202
Chubb	298	79,280
Citigroup	3,645	341,537
CME Group, Cl A	670	186,448
Commerce Bancshares	428	26,194
FactSet Research Systems	67	26,994
Fidelity National Information Services	2,492	197,890
FS KKR Capital	594	12,420
Goldman Sachs Group	780	564,400
Hartford Financial Services Group	226	28,112
Intercontinental Exchange	307	56,743
JPMorgan Chase	4,055	1,201,253
KKR	1,901	278,649
Main Street Capital	189	12,228
Marsh & McLennan	394	78,485
Mastercard, Cl A	446	252,646
Moody's	167	86,127
Morgan Stanley	3,129	445,757
Progressive	225	54,459
S&P Global	161	88,727
State Street	2,782	310,888
TPG, Cl A	802	45,770
Travelers	208	54,130
Visa, Cl A	865	298,831
W R Berkley	403	27,730

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Wells Fargo	6,305	$508,372
		7,796,931
Health Care — 2.7%
Abbott Laboratories	1,106	139,566
AbbVie	1,036	195,825
Agilent Technologies	240	27,554
Alcon	2,228	195,061
Align Technology *	289	37,284
Amgen	456	134,566
Bristol-Myers Squibb	1,157	50,110
Cardinal Health	618	95,926
Centene *	1,970	51,358
Cigna Group	550	147,059
DaVita *	193	27,091
Elevance Health	293	82,943
Gilead Sciences	1,001	112,402
Hologic *	422	28,198
Humana	359	89,703
IDEXX Laboratories *	369	197,160
Incyte *	1,204	90,168
Johnson & Johnson	1,326	218,445
Medpace Holdings *	59	25,205
Merck	3,729	291,309
Mettler-Toledo International *	23	28,375
Molina Healthcare *	303	47,835
Penumbra *	119	30,020
Regeneron Pharmaceuticals	50	27,273
ResMed	208	56,564
Royalty Pharma, Cl A	4,633	170,494
Tenet Healthcare *	340	54,835
Thermo Fisher Scientific	440	205,779
United Therapeutics *	371	101,914
UnitedHealth Group	580	144,745
Veeva Systems, Cl A *	391	111,122
Zoetis, Cl A	370	53,942
		3,269,831
Industrials — 5.5%
Acuity Brands	95	29,578
AerCap Holdings	157	16,838

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Allison Transmission Holdings	320	$28,822
AMETEK	543	100,374
Automatic Data Processing	714	220,983
Booz Allen Hamilton Holding, Cl A	545	58,495
Broadridge Financial Solutions	282	69,798
BWX Technologies	315	47,858
Carlisle	133	47,177
Carrier Global	1,513	103,822
Caterpillar	453	198,423
CH Robinson Worldwide	1,410	162,601
Cintas	251	55,860
Clean Harbors *	122	28,769
Copart *	1,192	54,033
CSX	3,356	119,272
Cummins	307	112,859
Delta Air Lines	1,992	105,994
Eaton	1,000	384,720
EMCOR Group	216	135,538
Emerson Electric	914	132,996
Expeditors International of Washington	242	28,130
Fastenal	2,414	111,358
GE Vernova	323	213,274
Graco	317	26,622
Honeywell International	2,130	473,606
Hubbell, Cl B	150	65,622
Illinois Tool Works	215	55,034
Ingersoll Rand	1,136	96,140
Lincoln Electric Holdings	125	30,438
Lockheed Martin	131	55,148
MasTec *	610	115,418
NANO Nuclear Energy *	1,360	48,185
Norfolk Southern	426	118,428
NuScale Power *	1,224	61,457
nVent Electric	857	67,206
Old Dominion Freight Line	573	85,520
PACCAR	1,071	105,772
Parker-Hannifin	180	131,742
Paychex	1,049	151,402
Paycom Software	119	27,553
Quanta Services	578	234,743

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Republic Services, Cl A	229	$52,819
Rockwell Automation	716	251,824
Rollins	499	28,578
RTX	1,260	198,538
Trane Technologies	289	126,605
Union Pacific	2,228	494,549
United Airlines Holdings *	919	81,157
United Rentals	139	122,729
Verisk Analytics, Cl A	185	51,561
Vertiv Holdings, Cl A	949	138,174
Waste Management	770	176,453
Watsco	59	26,602
WESCO International	327	67,676
Westinghouse Air Brake Technologies	744	142,885
WW Grainger	149	154,892
		6,632,650
Information Technology — 23.7%
Accenture, Cl A	1,031	275,380
Adobe *	676	241,798
Advanced Micro Devices *	1,093	192,707
Akamai Technologies *	4,392	335,154
Amdocs	309	26,376
Amphenol, Cl A	2,915	310,477
Analog Devices	688	154,545
Appian, Cl A *	2,989	82,526
Apple	11,893	2,468,630
Applied Materials	1,042	187,623
AppLovin, Cl A *	385	150,419
APTIV *	1,191	81,750
Arista Networks *	1,467	180,764
Asana, Cl A *	6,257	91,853
Atlassian, Cl A *	867	166,273
Autodesk *	405	122,760
AvePoint *	4,719	90,039
Bentley Systems, Cl B	479	27,772
Box, Cl A *	2,740	87,954
Broadcom	2,793	820,304
Cadence Design Systems *	588	214,367
CCC Intelligent Solutions Holdings *	15,288	147,835
Check Point Software Technologies *	1,428	265,894

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Cirrus Logic *	265	$26,688
Cisco Systems	2,423	164,958
Cloudflare, Cl A *	2,657	551,806
Cognizant Technology Solutions, Cl A	1,445	103,693
Confluent, Cl A *	3,684	65,299
CoreWeave, Cl A *	466	53,185
Credo Technology Group Holding *	572	63,807
Crowdstrike Holdings, Cl A *	1,492	678,218
CyberArk Software *	781	321,358
Datadog, Cl A *	3,386	473,972
DigitalOcean Holdings *	3,054	85,084
DocuSign, Cl A *	2,494	188,646
Dropbox, Cl A *	999	27,143
Dynatrace *	5,825	306,453
Elastic *	661	55,326
F5 *	93	29,148
Fabrinet *	188	60,861
Fortinet *	5,846	584,015
Freshworks, Cl A *	6,325	82,162
Gartner *	155	52,491
Gen Digital	10,541	310,854
Gitlab, Cl A *	2,072	90,774
GLOBALFOUNDRIES *	1,461	54,627
GoDaddy, Cl A *	748	120,862
Guidewire Software *	433	97,953
HubSpot *	270	140,305
International Business Machines	595	150,624
Intuit	444	348,598
Jabil	625	139,481
Keysight Technologies *	732	119,982
KLA	180	158,225
Lam Research	1,671	158,478
Manhattan Associates *	604	132,675
Marvell Technology	2,208	177,457
Microchip Technology	857	57,925
Micron Technology	711	77,599
Microsoft	6,737	3,594,190
Monday.com *	303	79,474
MongoDB, Cl A *	414	98,486
Monolithic Power Systems	78	55,477

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Motorola Solutions	714	$313,432
NetApp	1,039	108,191
Nutanix, Cl A *	1,669	125,459
NVIDIA	25,850	4,597,939
Okta, Cl A *	3,044	297,703
ON Semiconductor *	2,781	156,737
Oracle	844	214,182
Palantir Technologies, Cl A *	1,979	313,375
Palo Alto Networks *	3,672	637,459
Pegasystems	2,318	136,090
Progress Software	1,819	87,458
PTC *	274	58,858
Pure Storage, Cl A *	2,238	133,206
QUALCOMM	2,517	369,395
RingCentral, Cl A *	1,000	25,490
Roper Technologies	784	431,514
Rubrik, Cl A *	1,083	102,831
SailPoint *	12,522	279,741
Salesforce	1,198	309,479
Samsara, Cl A *	1,564	59,479
Seagate Technology Holdings	688	108,023
SentinelOne, Cl A *	13,117	240,566
ServiceNow *	404	381,020
ServiceTitan, Cl A *	820	95,702
Skyworks Solutions	381	26,114
Snowflake, Cl A *	763	170,530
Synopsys *	723	457,999
TE Connectivity	1,383	284,552
Teradata *	1,260	26,372
Texas Instruments	451	81,658
Twilio, Cl A *	965	124,485
Tyler Technologies *	50	29,228
UiPath, Cl A *	7,169	84,236
VeriSign	97	26,080
Western Digital	1,455	114,494
Wix.com *	606	82,434
Workday, Cl A *	573	131,435
Zoom Video Communications, Cl A *	3,142	232,665
Zscaler *	1,527	436,050
		28,753,220

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Materials — 0.8%
Amcor	8,607	$80,475
CF Industries Holdings	300	27,849
CRH	1,167	111,390
Freeport-McMoRan	2,674	107,602
Linde	691	318,040
Martin Marietta Materials	168	96,580
Nucor	815	116,602
Southern Copper	278	26,176
Vulcan Materials	355	97,508
		982,222
Real Estate — 1.9%
American Tower ‡	1,505	313,627
Crown Castle ‡	2,271	238,659
Digital Realty Trust ‡	1,508	266,072
Equinix ‡	364	285,802
Host Hotels & Resorts ‡	1,689	26,551
Iron Mountain ‡	2,035	198,128
Lamar Advertising, Cl A ‡	222	27,140
Mid-America Apartment Communities ‡	182	25,922
Prologis ‡	3,736	398,930
Public Storage ‡	192	52,212
Rexford Industrial Realty ‡	4,254	155,399
SBA Communications, Cl A ‡	822	184,720
Simon Property Group ‡	336	55,033
Weyerhaeuser ‡	1,065	26,678
		2,254,873
Utilities — 0.4%
Consolidated Edison	267	27,635
Constellation Energy	144	50,089
National Fuel Gas	312	27,079
NRG Energy	726	121,387
Oklo, Cl A *	853	65,331
Public Service Enterprise Group	533	47,858
Sempra	1,306	106,674
UGI	743	26,882
WEC Energy Group	504	54,976
		527,911
Total United States		60,882,695
TOTAL COMMON STOCK

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
(Cost $74,061,706)		$97,215,091

CORPORATE OBLIGATIONS — 4.5%

	Face Amount(1)
Australia — 0.1%
NCIG Holdings Pty
12.500%, 08/26/2031(A)	$100,000	108,878

China — 0.7%
Fortune Star BVI
5.000%, 05/18/2026	275,000	271,994
GLP China Holdings MTN
2.950%, 03/29/2026	200,000	192,581
Yanlord Land HK
5.125%, 05/20/2026	365,000	362,763
		827,338
Hong Kong — 0.7%
Bank of East Asia MTN
5.825%, H15T5Y + 5.527%, (B) (C)	250,000	249,750
Elect Global Investments
4.850%, (C)	200,000	132,392
Melco Resorts Finance
5.750%, 07/21/2028	270,000	264,355
NWD Finance BVI
5.250%, H15T5Y + 7.889%, (C)	200,000	54,999
NWD MTN
8.625%, 02/08/2028	200,000	132,416
		833,912
India — 1.2%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	161,000	156,655
Greenko Dutch
3.850%, 03/29/2026	220,000	216,512
India Cleantech Energy
4.700%, 08/10/2026	197,500	194,300
Magnum Holdings
5.375%, 10/31/2026	200,000	198,734
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	284,088
SAEL
7.800%, 07/31/2031(D)	194,250	189,457

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
India — continued
Vedanta Resources Finance II
10.875%, 09/17/2029	$200,000	$204,372
		1,444,118
Indonesia — 0.3%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	199,502
Minejesa Capital BV
5.625%, 08/10/2037	200,000	195,646
		395,148
Japan — 0.7%
Nomura Holdings
7.000%, H15T5Y + 3.084%, (B) (C)	200,000	202,511
Rakuten Group
5.125%, H15T5Y + 4.578%, (B) (C)	350,000	344,393
SoftBank Group
6.875%, USISOA05 + 4.854%, (B) (C)	200,000	197,773
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046(B)	110,000	109,242
		853,919
Macau — 0.3%
Champion Path Holdings
4.850%, 01/27/2028	200,000	194,132
Studio City Finance
6.500%, 01/15/2028	230,000	227,688
		421,820
Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	138,072

South Korea — 0.2%
Hanwha Life Insurance
6.300%, H15T5Y + 2.292%, 06/24/2055(B),(D)	200,000	205,890

United Kingdom — 0.2%
Standard Chartered
7.750%, H15T5Y + 4.976%, (B) (C)	200,000	208,043

TOTAL CORPORATE OBLIGATIONS
(Cost $5,474,811)		5,437,138

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

EXCHANGE-TRADED FUNDS — 3.1%

	Shares	Value
United States — 3.1%
Domestic Commodity — 3.1%
Invesco DB Precious Metals Fund	50,275	$3,768,111

International Equity — 0.0%
iShares MSCI Saudi Arabia ETF	2,005	75,308
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,913,889)		3,843,419

SOVEREIGN DEBT — 1.3%

	Face Amount(1)
Japan — 0.8%
Japan Government Thirty Year Bond
2.400%, 03/20/2055	JPY	177,550,000	1,030,965

Mongolia — 0.2%
City of Ulaanbaatar Mongolia
7.750%, 08/21/2027		$200,000	203,000

Pakistan — 0.2%
Pakistan Government International Bond
6.000%, 04/08/2026		200,000	199,000

Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(A),(D)		200,000	167,400

TOTAL SOVEREIGN DEBT
(Cost $1,688,139)			1,600,365

CONVERTIBLE BOND — 0.2%

Macau — 0.2%
Wynn Macau
4.500%, 03/07/2029(D)	200,000	206,400

TOTAL CONVERTIBLE BONDS
(Cost $209,803)		206,400

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

PREFERRED STOCK — 0.0%

	Shares	Value
Germany — 0.0%
Jungheinrich 0.000%**	381	$14,607

TOTAL PREFERRED STOCK
(Cost $15,733)		14,607

U.S. TREASURY OBLIGATIONS — 4.0%

	Face Amount(1)
U.S. Treasury Bills
4.335%, 08/12/2025(E)	$2,428,000	2,424,828
4.276%, 08/28/2025(E)	2,440,000	2,432,154

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,857,061)		4,856,982

TOTAL INVESTMENTS — 93.1%
(Cost $89,221,142)		$113,174,002

Percentages are based on Net Assets of $121,543,068.

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	There is currently no rate available.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2025. The coupon on a step bond changes on a specified date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of July 31, 2025 was $769,147 and represents 0.63% of Net Assets.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

PLN — Polish Zloty

Pty — Proprietary

S&P— Standard & Poor's

SOFR — Secured Overnight Financing Rate

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Jefferies	09/17/25	EUR	1,011,000	USD	1,190,146	$32,555
Morgan Stanley	09/17/25	JPY	143,599,000	USD	979,161	21,574
Morgan Stanley	09/17/25	HKD	29,646,000	USD	3,794,504	1,252
Morgan Stanley	09/17/25	EUR	4,230,000	USD	4,968,909	125,574
Morgan Stanley	09/17/25	USD	3,704,332	KRW	5,070,119,000	(60,032)
Morgan Stanley	09/17/25	USD	16,546,371	EUR	14,385,000	(75,595)
Morgan Stanley	09/17/25	USD	596,137	PLN	2,183,000	(14,099)
Morgan Stanley	09/17/25	USD	1,189,344	MXN	22,793,000	12,389
Morgan Stanley	09/17/25	USD	4,008,306	GBP	2,964,000	(91,981)
Morgan Stanley	09/17/25	USD	1,659,148	AUD	2,540,000	(25,281)
Morgan Stanley	09/17/25	USD	1,856,143	JPY	265,478,000	(85,807)
Morgan Stanley	09/17/25	USD	2,627,275	CAD	3,579,000	(38,043)
Morgan Stanley	09/17/25	USD	1,787,888	CHF	1,454,000	13,367
Morgan Stanley	09/17/25	CNH	5,664,000	USD	793,527	4,888
						$(179,239)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2025 (UNAUDITED)

The open futures contracts held by the Fund at July 31, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bobl	15	9/8/25	$1,997,248	$2,007,429	$(11,858)
Euro-Bund 10-Year Bond	58	9/8/25	8,550,344	8,584,797	(61,481)
Euro-Buxl	14	9/8/25	1,899,185	1,875,358	(46,602)
Long Gilt 10-Year Bond	61	9/26/25	7,517,819	7,424,406	89,919
U.S. Ultra Long Treasury Bond	23	9/19/25	2,674,065	2,698,187	24,122
			$22,638,661	$22,590,177	$(5,900)
Short Contracts
Euro STOXX 50	(5)	9/19/25	$(311,977)	$(304,701)	$488
FTSE 100 Index	(6)	9/19/25	(730,126)	(722,979)	(9,674)
FTSE China A50	(73)	8/28/25	(1,018,326)	(1,005,721)	12,605
IFSC Nifty50 Index	(6)	8/28/25	(297,009)	(298,038)	(1,029)
MSCI EAFE Index	(16)	9/19/25	(2,112,261)	(2,090,720)	21,541
MSCI Emerging Markets	(131)	9/19/25	(7,904,670)	(8,110,865)	(206,195)
S&P 500 Index E-MINI	(30)	9/19/25	(9,264,600)	(9,561,375)	(296,775)
S&P TSX 60 Index	(2)	9/18/25	(468,456)	(468,043)	(7,234)
TOPIX Index	(34)	9/11/25	(6,548,544)	(6,648,939)	(372,721)
			$(28,655,969)	$(29,211,381)	$(858,994)
			$(6,017,308)	$(6,621,204)	$(864,894)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1900